Touchstone International Value Fund Expense Example, No Redemption - Touchstone International Value Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	846
Expense Example, No Redemption, 5 Years	1,528
Expense Example, No Redemption, 10 Years	$ 3,350